Provisions - Estimated Undiscounted Amounts Of Cash Flows Required To Settle Obligations (Details) - Dec. 31, 2025 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 362.9	$ 107.9
Côté Gold mine
Disclosure of other provisions [line items]
Undiscounted amounts required	78.2	0.0
Essakane
Disclosure of other provisions [line items]
Undiscounted amounts required	0.0	107.9
Westwood division, including Doyon
Disclosure of other provisions [line items]
Undiscounted amounts required	273.2	0.0
Other Canadian sites
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 11.5	$ 0.0